Property and Equipment, Net - Schedule of Property and Equipment (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Property, Plant and Equipment [Line Items]
Leasehold improvement	¥ 32,038
Others	10,603		¥ 4,031
Property and equipment, gross	184,877		130,927
Less: accumulated depreciation	(88,191)		(43,508)
Property and equipment, net	96,686	$ 13,888	87,419
Servers Computers and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 142,236		¥ 126,896